Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 4,794		$ 4,905	$ 14,030	$ 13,740
Non-interest revenue	3,398		3,147	9,808	7,200
Total Revenue	8,192	$ 7,974	8,052	23,838	20,940
Total provision for (recovery of) credit losses	906	705	492	2,238	1,732
Depreciation and amortization	530		550	1,586	1,498
Non-interest expense	4,309		5,022	13,486	13,957
Income Before Provision for Income Taxes	2,447	2,425	1,988	6,528	3,753
Provision for (recovery of) income taxes	582	559	423	1,505	1,026
Reported net income (loss)	1,865	1,866	1,565	5,023	2,727
Non-controlling interest in subsidiaries		4	2	6	5
Net income (loss) attributable to bank shareholders	1,865	$ 1,862	1,563	5,017	2,722
Average assets	1,385,866		1,310,100	1,352,782	1,286,022
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	828		333	1,959	772
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	78		159	279	960
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,253		2,061	6,548	5,947
Non-interest revenue	655		655	1,957	1,816
Total Revenue	2,908		2,716	8,505	7,763
Total provision for (recovery of) credit losses	388		259	1,081	644
Depreciation and amortization	151		143	439	413
Non-interest expense	1,109		1,101	3,247	3,050
Income Before Provision for Income Taxes	1,260		1,213	3,738	3,656
Provision for (recovery of) income taxes	346		332	1,031	1,005
Reported net income (loss)	914		881	2,707	2,651
Net income (loss) attributable to bank shareholders	914		881	2,707	2,651
Average assets	329,786		312,155	324,846	307,717
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	353		197	886	492
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	35		62	195	152
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,056		1,995	6,108	5,530
Non-interest revenue	397		419	1,188	1,162
Total Revenue	2,453		2,414	7,296	6,692
Total provision for (recovery of) credit losses	394		204	965	330
Depreciation and amortization	239		252	723	624
Non-interest expense	1,253		1,299	3,676	3,267
Income Before Provision for Income Taxes	567		659	1,932	2,471
Provision for (recovery of) income taxes	97		157	359	573
Reported net income (loss)	470		502	1,573	1,898
Non-controlling interest in subsidiaries	(3)		2	1	2
Net income (loss) attributable to bank shareholders	473		500	1,572	1,896
Average assets	240,484		229,427	236,323	204,519
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	368		117	839	221
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	26		87	126	109
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	326		357	973	1,027
Non-interest revenue	1,113		1,168	3,187	2,919
Total Revenue	1,439		1,525	4,160	3,946
Total provision for (recovery of) credit losses	(9)		7	(3)	17
Depreciation and amortization	65		71	198	211
Non-interest expense	904		919	2,746	2,677
Income Before Provision for Income Taxes	479		528	1,219	1,041
Provision for (recovery of) income taxes	117		132	297	246
Reported net income (loss)	362		396	922	795
Net income (loss) attributable to bank shareholders	362		396	922	795
Average assets	65,428		62,034	63,877	59,446
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	1		1	10	3
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	(10)		6	(13)	14
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	479		568	1,342	1,860
Non-interest revenue	1,187		895	3,574	2,881
Total Revenue	1,666		1,463	4,916	4,741
Total provision for (recovery of) credit losses	128		10	158	17
Depreciation and amortization	75		84	226	250
Non-interest expense	972		991	2,965	2,976
Income Before Provision for Income Taxes	491		378	1,567	1,498
Provision for (recovery of) income taxes	102		83	326	345
Reported net income (loss)	389		295	1,241	1,153
Net income (loss) attributable to bank shareholders	389		295	1,241	1,153
Average assets	475,893		453,798	456,676	463,156
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	92		1	164	(2)
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	36		9	(6)	19
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(320)		(76)	(941)	(624)
Non-interest revenue	46		10	(98)	(1,578)
Total Revenue	(274)		(66)	(1,039)	(2,202)
Total provision for (recovery of) credit losses	5		12	37	724
Non-interest expense	71		712	852	1,987
Income Before Provision for Income Taxes	(350)		(790)	(1,928)	(4,913)
Provision for (recovery of) income taxes	(80)		(281)	(508)	(1,143)
Reported net income (loss)	(270)		(509)	(1,420)	(3,770)
Non-controlling interest in subsidiaries	3			5	3
Net income (loss) attributable to bank shareholders	(273)		(509)	(1,425)	(3,773)
Average assets	274,275		252,686	271,060	251,184
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	14		17	60	58
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (9)		$ (5)	$ (23)	$ 666